Basis of preparation of the interim condensed consolidated financial statements - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of initial application of standards or interpretations [line items]
Cumulative effect of modification loss		$ 52,691	$ 18,428	$ 76,919	$ 35,243
Retained Earnings
Disclosure of initial application of standards or interpretations [line items]
Cumulative effect of modification loss				$ 76,919	$ 35,243
Retained Earnings | IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Cumulative effect of modification loss	$ (8,542)